15. Non-financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	$ 222,955	$ 18,782
Current other non-financial assets	495,130	695,313
Tax credits
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	218,636	12,126
Current other non-financial assets	234,609	495,389
Prepayments to vendors
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	4,319	6,656
Upfront payments of property, plant and equipment purchases
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	56,745	61,415
Prepayment expenses
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	188,823	128,855
Other
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	$ 14,953	$ 9,654